CAPITAL STOCK - Convertible Preferred Stock Issuance (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 23, 2021 USD ($) $ / shares shares	Nov. 02, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 02, 2021 shares
Class of Stock [Line Items]
Authorized (in shares)							65,692,332
Conversion Price/Share (in dollars per share) | $ / shares					$ 4.3167
Proceeds from issuance of convertible preferred stock, net | $					$ 19,917	$ 111,054
Shares to purchase under tender offer (in shares)		8,109,888
Tender offer price per share (in dollars per share) | $ / shares		$ 3.9433
Aggregate cost of tender offer | $		$ 31,980
Tender offer fees and expenses | $		$ 20
Shares repurchased | $						24,727
Stock based compensation expenses | $					3,810	9,026
Loss on repurchase of convertible preferred stock | $					0	11,053
Issued (in shares)							64,472,667
Loss on issuance of legacy convertible preferred stock | $					$ 2,053	$ 16,819
Exchange ratio					1.47
Common Stock
Class of Stock [Line Items]
Shares repurchased (in shares)						11,941,100
Shares repurchased | $						$ 1
Common Stock | Investor
Class of Stock [Line Items]
Shares repurchased (in shares)		4,486,299	4,486,299
Shares repurchased | $		$ 17,691	$ 17,691
Chief Executive Officer | Common Stock
Class of Stock [Line Items]
Shares repurchased (in shares)		2,788,732
Certain Eligible Employees | Common Stock
Class of Stock [Line Items]
Shares repurchased (in shares)		41,100
Chief Executive Officer And Certain Eligible Employees | Common Stock
Class of Stock [Line Items]
Shares repurchased | $		$ 11,159
Stock based compensation expenses | $		$ 7,254
Other Shareholders | Common Stock
Class of Stock [Line Items]
Shares repurchased (in shares)		1,656,467
Shares repurchased | $		$ 6,532
Series D-1 Preferred Stock
Class of Stock [Line Items]
Authorized (in shares)		13,377,998					16,436,653
Conversion Price/Share (in dollars per share) | $ / shares		$ 4.4400			$ 6.5388
Issued (in shares)							15,293,315
Series D-2 Preferred Stock
Class of Stock [Line Items]
Authorized (in shares)		9,861,666					8,109,888
Conversion Price/Share (in dollars per share) | $ / shares		$ 2.6800			3.9458
Issued (in shares)							8,109,888
Series D Preferred Stock
Class of Stock [Line Items]
Authorized (in shares)		20,344,538
Conversion Price/Share (in dollars per share) | $ / shares	$ 6.5388
Proceeds from issuance of convertible preferred stock, net | $	$ 20,000	$ 112,000
Stock issuance costs | $	$ 83	768
Issued (in shares)	3,058,665
Loss on issuance of legacy convertible preferred stock | $		$ 16,819
Series A Preferred Stock
Class of Stock [Line Items]
Authorized (in shares)							20,385,183
Conversion Price/Share (in dollars per share) | $ / shares					0.9171
Shares repurchased (in shares)				3,617,798
Issued (in shares)							20,308,856
Series B Preferred Stock
Class of Stock [Line Items]
Authorized (in shares)							11,808,789
Conversion Price/Share (in dollars per share) | $ / shares					$ 4.3167
Shares repurchased (in shares)				5,791
Issued (in shares)							11,808,789
Series A and B Preferred Stock
Class of Stock [Line Items]
Shares repurchased | $				$ 14,289
Loss on repurchase of convertible preferred stock | $				$ 11,053